UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act number   811-04995
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                   Sit U.S. Government Securities Fund, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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            (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)        (ZIP CODE)

                        Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223
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Date of fiscal year end: March 31, 2010
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Date of reporting period: July 1, 2009 - June 30, 2010
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04995
Reporting Period: 07/01/2009 - 06/30/2010
Sit U.S. Government Securities Fund, Inc.









================== Sit U.S. Government Securities Fund, Inc. ===================


DREYFUS FUNDS

Ticker:                      Security ID:  262006208
Meeting Date: FEB 12, 2010   Meeting Type: Special
Record Date:  SEP 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Borrowing
2     Approve Change of Fundamental           For       For          Management
      Investment Policy: Regarding Lending
3     Approve Change of Fundamental           For       For          Management
      Investment Policy: Permit Investment In
      Other Investment Companies

========== END NPX REPORT

                                   SIGNATURES

       Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit U.S. Government Securities Fund, Inc.
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By (Signature and Title)* /s/ Paul E. Rasmussen, Vice President
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Date August 25, 2010
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* Print the name and title of each signing officer under his or her signature.